Income Tax Expense	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE
11. INCOME TAX EXPENSE
The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2021 and June 30, 2022. The Group estimated the effective income tax rate for the six-months ended June 30, 2021 and 2022 to be zero.